Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Trade receivables	322,170,980	487,418,616	$70,931,300
Allowance for doubtful accounts	(13,615,875)	(24,366,824)	(3,545,967)
Accounts receivable, net	308,555,105	463,051,792	$67,385,333

Schedule of analysis of the movements in the allowance for doubtful accounts
	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	$1,981,442
Additions	5,084,924	10,750,949	1,564,525
Balance at end of the year	13,615,875	24,366,824	$3,545,967